CONVERTIBLE DEBENTURES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Convertible Debentures 1	$ 900,000
Convertible Debentures 2	7.00%
Convertible Debentures 3	$ 1
Convertible Debentures 4	650,000
Convertible Debentures 5	650,000
Convertible Debentures 6	$ 250,000
Convertible Debentures 7	250,000